Share Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 23, 2018
Share-based compensation
Share-based compensation expense	$ 1,502	$ 322	$ 3,119	$ 550	$ 897	$ 368
2015 Equity Incentive Plan | Class A common shares
Share-based compensation
Total number of common shares authorized to issue							4,691,213
Authorized shares outstanding (in shares)	4,620,850		4,620,850
2015 Equity Incentive Plan | Class A common shares | Employees and directors
Share-based compensation
Number of options granted			2,887,639	1,434,156	1,545,045	316,866
2015 Equity Incentive Plan | Class A common shares | Non-employees
Share-based compensation
Number of options granted			4,000	1,829	1,829	12,807
Stock options | 2015 Equity Incentive Plan
Share-based compensation
Authorized shares outstanding (in shares)	5,860,168		5,860,168		3,123,064	1,583,691
Vesting percentage of options having four year vesting term on the first anniversary of the grant date	25.00%		25.00%		25.00%
Vesting percentage of options having six year vesting term on the first anniversary of the grant date	16.00%		16.00%		16.00%
Number of options granted			2,891,639		1,546,874
Stock options | 2015 Equity Incentive Plan | Employees and directors
Share-based compensation
Share-based compensation expense	$ 1,414	321	$ 2,980	$ 540	$ 876	$ 354
Stock options | 2015 Equity Incentive Plan | Minimum
Share-based compensation
Vesting period			4 years		4 years
Stock options | 2015 Equity Incentive Plan | Maximum
Share-based compensation
Option term of incentive awards			10 years		10 years
Option term of awards for the persons possessing more than 10% of voting power			5 years		5 years
Vesting period			6 years		6 years
Stock options | 2015 Equity Incentive Plan | Class A common shares
Share-based compensation
Total number of common shares authorized to issue	0		0		4,794,266	3,778,249
Number of common shares available for future grant	0		0		1,644,893	2,188,249
Minimum percentage of exercise price of the fair market value of shares for the persons possessing 10% or less of voting power	100.00%		100.00%		100.00%
Minimum percentage of exercise price of the fair market value of shares for the persons possessing more than 10% of voting power	110.00%		110.00%		110.00%
Stock options | 2015 Equity Incentive Plan | Class A common shares | Non-employees
Share-based compensation
Share-based compensation expense	$ 35	$ 1	$ 87	$ 10	$ 21	$ 14